American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Small Cap Fund
February 28, 2023

Emerging Markets Small Cap - Schedule of Investments
FEBRUARY 28, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Brazil — 7.9%
Embraer SA, ADR(1)	5,280	67,056
Petro Rio SA(1)	40,900	266,940
Santos Brasil Participacoes SA	63,100	96,540
Sendas Distribuidora SA	56,400	195,417
SLC Agricola SA	18,200	171,556
TOTVS SA	7,800	40,867
YDUQS Participacoes SA	26,000	35,011
		873,387
China — 16.0%
BOC Aviation Ltd.	7,300	52,739
China East Education Holdings Ltd.	182,500	137,471
China Education Group Holdings Ltd.	138,000	158,493
China Lesso Group Holdings Ltd.	150,000	158,218
China Overseas Property Holdings Ltd.	130,000	151,697
Chinasoft International Ltd.(1)	198,000	142,202
Far East Horizon Ltd.(2)	288,000	254,756
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	56,000	138,062
Jinxin Fertility Group Ltd.	120,500	95,923
JL Mag Rare-Earth Co. Ltd., H Shares	11,000	35,334
Li Ning Co. Ltd.	7,500	63,995
Tongcheng Travel Holdings Ltd.(1)	73,600	146,094
TravelSky Technology Ltd., H Shares	48,000	94,748
Xtep International Holdings Ltd.	134,500	152,137
		1,781,869
Greece — 1.8%
OPAP SA	12,775	198,280
Hong Kong — 2.2%
MGM China Holdings Ltd.(1)(2)	205,600	250,747
India — 16.7%
AU Small Finance Bank Ltd.	15,180	108,769
Crompton Greaves Consumer Electricals Ltd.	13,987	51,367
Indian Hotels Co. Ltd.	59,111	221,990
Jyothy Labs Ltd.	37,415	86,065
MakeMyTrip Ltd.(1)	4,034	104,561
Persistent Systems Ltd.	1,826	105,746
Phoenix Mills Ltd.	12,856	214,967
Prestige Estates Projects Ltd.	31,468	154,397
Shriram Finance Ltd.	5,980	86,955
Torrent Pharmaceuticals Ltd.	5,695	100,489
Varun Beverages Ltd.	13,139	206,557
VIP Industries Ltd.	23,917	184,396
WNS Holdings Ltd., ADR(1)	2,668	231,903
		1,858,162
Indonesia — 2.5%
Aneka Tambang Tbk PT	626,400	81,740
Mitra Adiperkasa Tbk PT(1)	1,949,100	192,994
		274,734

Malaysia — 1.8%
Carlsberg Brewery Malaysia Bhd	38,800	198,485
Mexico — 4.1%
Corp. Inmobiliaria Vesta SAB de CV	20,059	58,095
Gentera SAB de CV	246,934	267,630
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,699	132,505
		458,230
Peru — 0.5%
Intercorp Financial Services, Inc.	2,280	54,332
Philippines — 3.5%
Bloomberry Resorts Corp.(1)	356,300	58,805
International Container Terminal Services, Inc.	17,560	63,345
Security Bank Corp.	43,150	80,066
Wilcon Depot, Inc.	328,700	187,478
		389,694
Russia†
HeadHunter Group PLC, ADR(1)(3)	776	—
Saudi Arabia — 0.7%
Leejam Sports Co. JSC	3,156	76,854
South Africa — 2.6%
Capitec Bank Holdings Ltd.	702	66,974
Clicks Group Ltd.	7,506	109,348
Exxaro Resources Ltd.	5,176	56,653
Thungela Resources Ltd.	4,484	52,137
		285,112
South Korea — 14.3%
BGF retail Co. Ltd.	1,367	186,970
Cosmax, Inc.(1)	3,997	233,312
Dentium Co. Ltd.(1)	1,486	135,718
Ecopro BM Co. Ltd.	1,905	239,233
Fila Holdings Corp.	3,341	98,431
Han Kuk Carbon Co. Ltd.(1)	8,482	71,900
Hite Jinro Co. Ltd.(1)	3,461	62,483
Hotel Shilla Co. Ltd.	3,259	197,343
Jeisys Medical, Inc.	17,909	131,844
LG Innotek Co. Ltd.	428	89,433
Orion Corp./Republic of Korea	1,487	140,557
		1,587,224
Taiwan — 15.2%
Accton Technology Corp.	16,000	146,532
Airtac International Group	3,000	104,723
Alchip Technologies Ltd.	5,000	153,514
Bizlink Holding, Inc.	7,000	63,360
Chailease Holding Co. Ltd.	37,074	271,741
Global Unichip Corp.	5,000	188,161
Gourmet Master Co. Ltd.	37,000	190,930
Great Tree Pharmacy Co. Ltd.	24,000	262,199
Pegavision Corp.	13,000	190,769
Sercomm Corp.	21,000	57,836
Universal Vision Biotechnology Co. Ltd.	5,250	55,728
		1,685,493
Thailand — 7.3%
Bumrungrad Hospital PCL	42,800	254,320
Erawan Group PCL, NVDR(1)	2,060,800	306,042
Minor International PCL(1)	128,200	121,452

Plan B Media Pcl, F Shares	230,500	63,917
Thai Oil PCL	49,000	69,877
		815,608
Turkey — 0.9%
Sok Marketler Ticaret AS(1)	70,538	95,454
TOTAL COMMON STOCKS (Cost $9,756,684)		10,883,665
EXCHANGE-TRADED FUNDS — 1.0%
Fubon Taiwan Small-Mid Cap Alpha Momentum 50 ETF (Cost $138,977)	93,000	109,482
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	84,154	84,154
State Street Navigator Securities Lending Government Money Market Portfolio(4)	42,855	42,855
		127,009
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.50% - 4.375%, 12/15/24 - 11/15/39, valued at $27,481), in a joint trading account at 4.44%, dated 2/28/23, due 3/1/23 (Delivery value $26,988)		26,985
TOTAL SHORT-TERM INVESTMENTS (Cost $153,994)		153,994
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $10,049,655)		11,147,141
OTHER ASSETS AND LIABILITIES — (0.4)%		(44,780)
TOTAL NET ASSETS — 100.0%		$11,102,361

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	28.2%
Consumer Staples	17.7%
Information Technology	11.2%
Financials	10.8%
Industrials	10.3%
Health Care	8.7%
Real Estate	5.2%
Energy	4.0%
Materials	1.3%
Exchange-Traded Funds	1.0%
Communication Services	0.6%
Short-Term Investments	1.4%
Other Assets and Liabilities	(0.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $504,882. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $541,711, which includes securities collateral of $498,856.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$67,056	$806,331	—
India	336,464	1,521,698	—
Mexico	132,505	325,725	—
Peru	54,332	—	—
Russia	—	—	—
Other Countries	—	7,639,554	—
Exchange-Traded Funds	—	109,482	—
Short-Term Investments	127,009	26,985	—
	$717,366	$10,429,775	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.